EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended
Jun. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Schedule of changes in benefit obligations, fair value of plan assets, and funded status of plan
The changes in the benefit obligation, the changes in fair value of plan assets, and the funded status of the Company’s Pension and Post-Retirement Medical Plans as of and for the years ended December 31, 2016 and 2015 were as follows:

	Pension Plans		Post-Retirement Medical Plan
	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$100,011	$81,098	$17,729	$14,740
Service cost	36,359	24,298	1,047	967
Interest cost	3,096	2,974	528	558
Plan amendments	—	—	2,524	1,533
Benefit payments	(3,449)	(2,231)	(575)	(381)
Actuarial loss (gain)	(509)	(6,128)	1,487	312
Projected benefit obligation at end of year	$135,508	$100,011	$22,740	$17,729
Change in plan assets:
Fair value of plan assets at beginning of year	$57,502	$40,956	$—	$—
Actual return on plan assets	3,995	(13)	—	—
Benefits paid	(3,449)	(2,231)	(575)	(381)
Employer contributions	17,319	18,790	575	381
Fair value of plan assets at end of year	$75,367	$57,502	$—	$—
Reconciliation of funded status:
Fair value of plan assets at end of year	$75,367	$57,502	$—	$—
Less: benefit obligations at end of year	135,508	100,011	22,740	17,729
Funded status at end of year	$(60,141)	$(42,509)	$(22,740)	$(17,729)

Schedule of expected benefit payments
Benefit payments, which reflect expected future services, that the Company expects to pay are as follows for the years ended December 31:

	Pension Benefits	Post-Retirement Medical Plan
2017	$12,307	$1,202
2018	8,873	1,389
2019	11,027	1,653
2020	13,067	1,910
2021	16,079	2,018
Years 2022-2026	114,382	10,438

Schedule of net periodic benefit cost
The components of net periodic benefit cost were as follows for the years ended December 31, 2016, 2015 and 2014:

	Pension Benefits			Post-Retirement Medical Plan
	2016	2015	2014	2016	2015	2014
Components of net period benefit cost:
Service cost	$36,359	$24,298	$19,407	$1,047	$967	$1,099
Interest cost	3,096	2,974	2,404	528	558	520
Expected return on plan assets	(4,681)	(3,422)	(2,156)	—	—	—
Amortization of prior service cost	53	53	39	541	326	258
Amortization of actuarial loss (gain)	1,043	1,228	1,033	—	—	(4)
Net periodic benefit cost	$35,870	$25,131	$20,727	$2,116	$1,851	$1,873

	Three Months Ended June 30,		Six Months Ended June 30,
Pension Benefits	2017	2016	2017	2016
Components of net periodic benefit cost:
Service cost	$10,144	$7,339	$20,287	$14,679
Interest cost	1,084	775	2,168	1,551
Expected return on plan assets	(1,442)	(1,107)	(2,884)	(2,213)
Amortization of prior service cost	13	13	26	26
Amortization of actuarial loss (gain)	113	194	226	388
Net periodic benefit cost	$9,912	$7,214	$19,823	$14,431

	Three Months Ended June 30,		Six Months Ended June 30,
Post Retirement Medical Plan	2017	2016	2017	2016
Components of net periodic benefit cost:
Service cost	$316	$219	$632	$439
Interest cost	172	133	344	267
Amortization of prior service cost	161	109	322	218
Amortization of actuarial loss (gain)	—	—	—	—
Net periodic benefit cost	$649	$461	$1,298	$924

Schedule of pre-tax amounts recognized in other comprehensive income (loss)
The pre-tax amounts recognized in other comprehensive income (loss) for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Pension Benefits			Post-Retirement Medical Plan
	2016	2015	2014	2016	2015	2014
Prior service costs (credits)	$—	$—	$529	$2,524	$1,533	$3,911
Net actuarial loss (gain)	176	(2,220)	8,151	1,487	312	1,201
Amortization of losses and prior service cost	(1,096)	(1,281)	(1,072)	(541)	(326)	(255)
Total changes in other comprehensive loss (income)	$(920)	$(3,501)	$7,608	$3,470	$1,519	$4,857

Schedule of pre-tax amounts in accumulated other comprehensive loss not yet recognized as components of net periodic costs
The pre-tax amounts in accumulated other comprehensive loss as of December 31, 2016 and 2015 that have not yet been recognized as components of net periodic costs were as follows:

	Pension Benefits		Post-Retirement Medical Plan
	2016	2015	2016	2015
Prior service (costs) credits	$(476)	$(529)	$(5,983)	$(3,999)
Net actuarial (loss) gain	(18,975)	(19,841)	(1,878)	(391)
Total	$(19,451)	$(20,370)	$(7,861)	$(4,390)

Schedule of pre-tax amounts in accumulated other comprehensive loss to be recognized over next fiscal year
The following pre-tax amounts included in accumulated other comprehensive loss as of December 31, 2016 are expected to be recognized as components of net period benefit cost during the year ended December 31, 2017:

	Pension Benefits	Post-Retirement Medical Plan
Amortization of prior service costs (credits)	$(53)	$(646)
Amortization of net actuarial loss (gain)	(452)	—
Total	$(505)	$(646)

Schedule of assumptions used
The weighted average assumptions used to determine the benefit obligations as of December 31, 2016 and 2015 were as follows:

	Qualified Plan		Supplemental Plan		Post-Retirement Medical Plan
	2016	2015	2016	2015	2016	2015
Discount rate - benefit obligations	4.07%	4.17%	4.08%	4.22%	3.68%	3.76%
Rate of compensation increase	4.81%	4.81%	5.50%	5.50%	—	—
The weighted average assumptions used to determine the net periodic benefit costs for the years ended December 31, 2016, 2015 and 2014 were as follows:

	Qualified Plan			Supplemental Plan			Post-Retirement Medical Plan
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Discount rates:
Effective rate for service cost	4.15%	4.25%	4.55%	4.17%	4.30%	4.55%	4.10%	4.32%	4.55%
Effective rate for interest cost	3.38%	3.31%	4.55%	3.20%	3.16%	4.55%	3.11%	3.09%	4.55%
Effective rate for interest on service cost	3.59%	3.51%	4.55%	3.63%	3.37%	4.55%	3.84%	4.04%	4.55%
Expected long-term rate of return on plan assets	7.00%	7.00%	6.70%	—	—	—	—	—	—
Rate of compensation increase	4.81%	4.81%	4.64%	5.50%	5.50%	4.64%	—	—	—

Schedule of assumed health care cost trend rates
The assumed health care cost trend rates as of December 31, 2016 and 2015 were as follows:

	Post-Retirement Medical Plan
	2016	2015
Health care cost trend rate assumed for next year	6.1%	6.1%
Rate to which the cost trend rate was assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reached the ultimate trend rate	2038	2038

Schedule of effect of one-percentage-point change in assumed health care cost trend rates
Assumed health care costs trend rates have a significant effect on the amounts reported for retiree health care plans. A one percentage-point change in assumed health care costs trend rates would have the following effects on the medical post-retirement benefits:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$14	$(13)
Effect on accumulated post-retirement benefit obligation	388	(367)

Schedule of fair value of assets of the Company's Qualified Plan
The table below presents the fair values of the assets of the Company’s Qualified Plan as of December 31, 2016 and 2015 by level of fair value hierarchy. Assets categorized in Level 2 of the hierarchy consist of collective trusts and are measured at fair value based on the closing net asset value ("NAV") as determined by the fund manager and reported daily. As noted above, the Company’s post retirement medical plan is funded on a pay-as-you-go basis and has no assets.

	Fair Value Measurements Using NAV as Practical Expedient (Level 2)
	December 31,
	2016	2015
Equities:
Domestic equities	$23,451	$17,660
Developed international equities	10,736	8,320
Emerging market equities	5,164	4,017
Global low volatility equities	6,360	4,930
Fixed-income	29,576	22,495
Cash and cash equivalents	80	80
Total	$75,367	$57,502